Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Development of Provisions - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Development of Provisions [Line Items]
Balance beginning	€ 8,775	€ 9,620
Balance ending	20,725	8,775
Date of maturity
Current	16,212	2,056
Non-current	4,513	6,719
Total	20,725	8,775
Added	17,604	1,729
Unwind of discount	21
Utilized	(5,586)	2,057
Reversal	(90)	517
Warranties [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Development of Provisions [Line Items]
Balance beginning	8,244	8,664
Balance ending	9,103	8,244
Date of maturity
Current	5,229	2,030
Non-current	3,875	6,214
Total	9,103	8,244
Added	6,434	1,571
Unwind of discount	14
Utilized	(5,576)	1,523
Reversal	(14)	469
Onerous Contracts [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Development of Provisions [Line Items]
Balance beginning	11	11
Balance ending	10,983	11
Date of maturity
Current	10,983	11
Non-current
Total	10,983	11
Added	10,973
Unwind of discount
Utilized
Reversal
Archiving Costs [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Development of Provisions [Line Items]
Balance beginning	16	16
Balance ending	12	16
Date of maturity
Current		16
Non-current	12
Total	12	16
Added		0
Unwind of discount
Utilized
Reversal	(4)
Miscellaneous Provisions [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Development of Provisions [Line Items]
Balance beginning	505	929
Balance ending	626	505
Date of maturity
Current
Non-current	626	505
Total	626	505
Added	197	158
Unwind of discount	7
Utilized	(10)	534
Reversal	€ (73)	€ 47